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STEPHANIE A. CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 426 6567 Fax

June 20, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (“Registrant”)

File Nos. 333-200933 and 811-23013

Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Growth Opportunities ETF, Goldman Sachs Technology Opportunities ETF and Goldman Sachs Value Opportunities ETF, each a series of the Registrant. This preliminary Registration Statement is being filed in connection with the reorganization of the Goldman Sachs Enhanced U.S. Equity Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Strategic Growth Fund and Goldman Sachs Technology Opportunities Fund, each a series of the Goldman Sachs Trust, with and into Goldman Sachs Enhanced U.S. Equity ETF, Goldman Sachs Value Opportunities ETF, Goldman Sachs Growth Opportunities ETF and Goldman Sachs Technology Opportunities ETF, respectively, in accordance with the terms and conditions of the form of Agreements and Plans of Reorganization and Liquidation described and included in the preliminary Registration Statement.

Please direct any questions concerning the filing to the undersigned at 617.728.7127

Sincerely,

/s/ Stephanie A. Capistron
Stephanie A. Capistron